Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges produced by hedge instruments - Cash Flow Hedge [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges produced by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	$ (136,765)	$ (40,435)
Interbank loans [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges produced by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	(962)	(1,872)
Issued debt instruments [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges produced by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	(6,990)	(16,345)
Debt instruments at FVOCI [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges produced by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	(25,833)	(2,905)
Loans And Accounts Receivable At Amortized Cost [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges produced by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	$ (102,980)	$ (19,313)